FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES (INCOME), NET [Abstract]
FINANCIAL AND OTHER EXPENSES, NET
NOTE 15:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income	$(1,848)	$(661)	$(492)

Financial expenses:
Interest expenses (income) and other miscellaneous	721	16	216
Foreign currency transaction differences	(231)	230	471
Impairment related to Auction-Rate Securities, net	-	-	7,712

	$(1,358)	$(415)	$7,907